Notes to the unaudited interim condensed consolidated statement of financial position - Trade payables break down (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade payables and short-term contract liabilities
Trade payables	€ 34,532	€ 26,017
Trade payable	34,532	26,017
Accrued expenses	12,600	16,200
Accrued liabilities relating to scientific projects	12,100
Decrease in trade accounts payable	8,500
Due in 30 days
Trade payables and short-term contract liabilities
Trade payable	32,811	24,770
Due in 30-60 days
Trade payables and short-term contract liabilities
Trade payable	215	€ 1,247
Due in more than 60 days
Trade payables and short-term contract liabilities
Trade payable	€ 1,506